Other equity investment	12 Months Ended
Mar. 31, 2019
Other equity investment
Other equity investment

10          Other equity investment

	March 31,
	2018	2019	2019
	RMB	RMB	US$

Unlisted equity securities	189,129	189,129	28,181

As of March 31, 2018 and 2019, the Group owned 24% equity interest of Shandong Province Qilu Stem Cells Engineering Co., Ltd. (“Qilu Stem Cells”), which operates a cord blood bank in the Shandong province, the PRC. Since the Group does not have any representation in the board of directors and does not have significant influence over the financial and operating decisions of Qilu Stem Cells, and the equity interests do not have a readily determinable fair value, the investment is stated at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of Qilu Stem Cells. The Group performed an impairment assessment based on Qilu Stem Cells’s operational performance, local demographic trend and the economic environment of the Shandong province and no impairment indicator was identified for the years ended March 31, 2018 and 2019, respectively.

No dividend income was received from Qilu Stem Cells during the years ended March 31, 2017, 2018 and 2019.